Note 14 - Capital and Other Components of Equity - Assumptions (Details)				1 Months Ended	12 Months Ended
	May 09, 2018 $ / shares	Dec. 27, 2017 USD ($) $ / shares	Feb. 21, 2017 CAD ($) $ / shares	May 31, 2018 CAD ($) $ / shares	Mar. 31, 2019 $ / shares
Statement Line Items [Line Items]
Exercise price, warrants issued | (per share)	$ 1.31	$ 1.2625	$ 2.15
May 2018 public offering warrants 2018 [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares				$ 1.31	$ 1.31
Share price				$ 0.82
Risk-free interest				2.21%
Estimated life (in years) (Year)				5 years
Expected volatility				87.40%
Warrants issued to broker in May 2018 public offering [Member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares				$ 1.05
Share price				$ 0.81
Risk-free interest				2.20%
Estimated life (in years) (Year)				5 years
Expected volatility				87.40%
Public offering warrants in 2017 [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares		$ 1.26
Share price		$ 0.97
Risk-free interest		2.22%
Estimated life (in years) (Year)		5 years
Expected volatility		93.52%
Warrants issued to broker in December 2017 public offering [Member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares		$ 1.2625
Share price		$ 0.97
Risk-free interest		2.22%
Estimated life (in years) (Year)		5 years
Expected volatility		93.52%
Warrants issued to broker in February 2017 public offering [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $ / shares			$ 2.15
Share price			$ 1.70
Risk-free interest			0.79%
Estimated life (in years) (Year)			1 year
Expected volatility			112.09%
Dividend